Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
Current income taxes	SFr 18.0	SFr 13.2	SFr 33.6	SFr 18.3
Deferred income taxes	(28.0)	(4.1)	(36.5)	(4.2)
Income tax expense (benefit)	SFr (10.0)	SFr 9.0	SFr (2.9)	SFr 14.1